INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
Estimated useful lives of patents, technology and other intangibles			10 years
Intangible Assets
Accumulated Amortization			$ (489,398)	$ (135,030)
Intangible Assets, Net	3,830,823		3,073,945	3,418,621
Amortization expense	99,098	88,794	354,368	135,030
Patents
Intangible Assets
Intangible Assets, Gross	$ 3,564,319		$ 3,563,343	$ 3,553,651